Pacer BioThreat Strategy ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 5.7%
Netflix, Inc.(a)	332	$187,285

Consumer Discretionary - 14.1%
Amazon.com, Inc.(a)	1,020	158,304
Home Depot, Inc.	460	162,362
Lowe's Cos., Inc.	693	147,498
		468,164

Consumer Staples - 12.5%
Campbell Soup Co.(b)	360	16,067
Church & Dwight Co., Inc.	298	29,755
Clorox Co.	150	21,788
Energizer Holdings, Inc.	85	2,688
Haleon PLC - ADR(b)	5,563	45,617
Hormel Foods Corp.	660	20,044
Kimberly-Clark Corp.	408	49,355
Kroger Co.	869	40,096
Walgreens Boots Alliance, Inc.(b)	1,043	23,541
Walmart, Inc.	996	164,588
		413,539

Health Care - 51.8%
Abbott Laboratories	1,438	162,710
Agilent Technologies, Inc.	353	45,925
BioNTech SE - ADR(a)	287	27,276
CVS Health Corp.	1,554	115,571
Danaher Corp.	690	165,538
Emergent BioSolutions, Inc.(a)	60	100
Fortrea Holdings, Inc.(a)	105	3,251
Gilead Sciences, Inc.(b)	1,504	117,703
GSK PLC - ADR	2,480	97,811
Illumina, Inc.(a)	192	27,458
Johnson & Johnson	972	154,451
Laboratory Corp. of America Holdings	103	22,897
Merck & Co., Inc.	1,446	174,648
Mettler-Toledo International, Inc.(a)	26	31,127
Moderna, Inc.(a)(b)	461	46,584
Neogen Corp.(a)	256	3,968
Organon & Co.	302	5,028
QIAGEN NV SHS NEW	267	11,646
Quest Diagnostics, Inc.	136	17,466
Regeneron Pharmaceuticals, Inc.(a)(b)	132	124,447
Revvity, Inc.	148	15,863
Sanofi SA - ADR	3,035	151,447
Teladoc Health, Inc.(a)	194	3,769
Thermo Fisher Scientific, Inc.	307	165,467
Vir Biotechnology, Inc.(a)	159	1,495
Waters Corp.(a)	71	22,557
		1,716,203

Industrials - 4.4%
3M Co.	667	62,931
Booz Allen Hamilton Holding Corp.(b)	157	22,101
Stericycle, Inc.(a)	110	5,280
Veralto Corp.	297	22,777
Xylem, Inc.	291	32,720
		145,809

Information Technology - 9.3%
Akamai Technologies, Inc.(a)	182	22,428
NVIDIA Corp.	316	194,425
Palantir Technologies, Inc. - Class A(a)	2,628	42,285
Teledyne Technologies, Inc.(a)	57	23,853
Zoom Video Communications, Inc. - Class A(a)	368	23,776
		306,767

Materials - 2.1%
Ecolab, Inc.	344	68,188
Stepan Co.	27	2,410
		70,598
TOTAL COMMON STOCKS (Cost $3,755,324)		3,308,365

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(c)	392,326	392,326
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $392,326)		392,326

TOTAL INVESTMENTS - 111.7% (Cost $4,147,650)		$3,700,691
Liabilities in Excess of Other Assets - (11.7)%		(388,810)
TOTAL NET ASSETS - 100.0%		$3,311,881

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $378,484 which represented 11.4% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value. Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 3,308,365	$ -	$ -	$ -	$ 3,308,365
Investments Purchased with Proceeds from Securities Lending	-	-	-	392,326	392,326
Total Investments in Securities	$ 3,308,365	$ -	$ -	$ 392,326	$ 3,700,691

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.